Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	Provident Mutual Funds, Inc.
Central Index Key	0000796227
Amendment Flag	false
Document Creation Date	Jan. 31, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Jan. 31, 2013
Provident Trust Strategy Fund | Provident Trust Strategy Fund | Provident Trust Strategy Fund
Risk/Return:
Trading Symbol	PROVX